Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2019	2018
Land	$504	$515
Buildings and improvements	3,513	3,481
Furniture, fixtures and equipment	3,366	3,110
Right of use assets on operating leases	1,141	–
Right of use assets on finance leases	111	121
Construction in progress	21	20

	8,656	7,247
Less accumulated depreciation and amortization	(4,954)	(4,790)

Total	$3,702	$2,457